Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and short-term securities	$ 19,153	$ 22,594
Debt securities	203,904	224,139
Public equities	23,519	28,067
Mortgages	54,638	52,014
Private placements	47,057	42,842
Policy loans	6,894	6,397
Loans to Bank clients	2,781	2,506
Real estate	13,272	13,233
Other invested assets	42,783	35,306
Total invested assets (note 4)	414,001	427,098
Other assets
Accrued investment income	2,813	2,641
Outstanding premiums	1,448	1,294
Derivatives (note 5)	8,588	17,503
Reinsurance assets (notes 7 and 8)	47,712	44,579
Deferred tax assets (note 17)	5,423	5,254
Goodwill and intangible assets (note 6)	10,519	9,915
Miscellaneous	9,875	9,571
Total other assets	86,378	90,757
Segregated funds net assets (note 23)	348,562	399,788
Total assets	848,941	917,643
Liabilities
Insurance contract liabilities (note 7)	371,405	392,275
Investment contract liabilities (note 8)	3,248	3,117
Deposits from Bank clients	22,507	20,720
Derivatives (note 5)	14,289	10,038
Deferred tax liabilities (note 17)	2,774	2,769
Other liabilities	17,421	18,205
Financial liabilities	431,644	447,124
Long-term debt (note 10)	6,234	4,882
Capital instruments (note 11)	6,122	6,980
Segregated funds net liabilities (note 23)	348,562	399,788
Total liabilities	792,562	858,774
Equity
Contributed surplus	238	262
Shareholders' and other equity holders' retained earnings	27,010	23,492
Shareholders' accumulated other comprehensive income (loss) ("AOCI"):
Pension and other post-employment plans	(97)	(114)
Available-for-sale securities	(6,472)	848
Cash flow hedges	8	(156)
Real estate revaluation reserve	22	23
Translation of foreign operations	6,514	4,579
Total shareholders' and other equity	56,061	58,408
Participating policyholders' equity	(1,346)	(1,233)
Non-controlling interests	1,664	1,694
Total equity	56,379	58,869
Total liabilities and equity	848,941	917,643
Preferred shares and other equity [Member]
Equity
Issued shares (note 12)	6,660	6,381
Shareholders' accumulated other comprehensive income (loss) ("AOCI"):
Total equity	6,660	6,381
Common shares [Member]
Equity
Issued shares (note 12)	22,178	23,093
Shareholders' accumulated other comprehensive income (loss) ("AOCI"):
Total equity	$ 22,178	$ 23,093